Expense Example, No Redemption {- Fidelity Advisor Growth and Income Fund} - 11.30 Fidelity Advisor Growth & Income Fund - AMCIZ PRO-10 - Fidelity Advisor Growth and Income Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Growth and Income Fund-Class A
Expense Example, No Redemption:
1 Year	$ 667
3 Years	863
5 Years	1,075
10 Years	1,685
Fidelity Advisor Growth and Income Fund-Class M
Expense Example, No Redemption:
1 Year	468
3 Years	718
5 Years	987
10 Years	1,754
Fidelity Advisor Growth and Income Fund-Class C
Expense Example, No Redemption:
1 Year	176
3 Years	545
5 Years	939
10 Years	2,041
Fidelity Advisor Growth and Income Fund-Class I
Expense Example, No Redemption:
1 Year	72
3 Years	224
5 Years	390
10 Years	871
Fidelity Advisor Growth and Income Fund-Class Z
Expense Example, No Redemption:
1 Year	57
3 Years	179
5 Years	313
10 Years	$ 701